Restricted Shares Activity (Detail) - Parent Company	12 Months Ended
Dec. 31, 2017 $ / shares shares
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2016 | shares	707,271
Granted | shares	427,579
Vested | shares	(178,138)
Forfeited/Cancelled | shares	(137,042)
Unvested, December 31, 2017 | shares	819,670
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2016 | $ / shares	$ 1,801.15
Granted | $ / shares	1,977.57
Vested | $ / shares	1,777.22
Forfeited/Cancelled | $ / shares	1,792.96
Unvested, December 31, 2017 | $ / shares	$ 1,899.37